Cover	Nov. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2024
Entity File Number	001-40725
Entity Registrant Name	Jet.AI Inc.
Entity Central Index Key	0001861622
Entity Tax Identification Number	93-2971741
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10845 Griffith Peak Dr.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(702)
Local Phone Number	747-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	JTAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false